Related Parties Balances and Transactions (Details) - Schedule of related party transactions - CNY (¥) ¥ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Youxiang Group [Member]
Related Party Transaction [Line Items]
Lease expenses		¥ 3,671	[1]	¥ 9,908	[1]	¥ 12,645	[2]	¥ 22,336	[2]	¥ 11,964	[2]
Revenues		10,847	[3]	4,508	[3]	20,124	[4]	12,116	[4]	4,435	[4]
Property management expense	[5]					3,668		3,531		1,451
Guangdong Advertising Co., Ltd [Member]
Related Party Transaction [Line Items]
Revenues		¥ 3,099	[6]	¥ 60,922	[6]	77,046	[7]	117,796	[7]		[7]
Purchase of advertisement distribution resources	[8]					1,081		2,871
Xinjiang Xinzhongshuo Marketing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Promotion consulting expense	[9]							4,350
Purchase of advertisement distribution resources	[8]					5		47,425
Guangdong Advertising Marketing Group [Member]
Related Party Transaction [Line Items]
Purchase of advertisement distribution resources	[8]					¥ 10,418		¥ 8,687

[1]	The amount represents rental expense for the operating lease from Youxiang Group.
[2]	The amount represents rental expense for the operating lease to Youxiang Group.
[3]	The amount represents consulting, construction and designing services provided to Youxiang Group.
[4]	The amount represents consulting, construction and designing services provided to Youxiang Group.
[5]	The amount represents property management services provided by Youxiang Group.
[6]	The amount represents marketing services provided to Guangdong Advertising Co., Ltd.
[7]	The amount represents marketing services provided to Guangdong Advertising Co., Ltd.
[8]	The amount represents advertisement distribution services provided by these related parties.
[9]	The amount represents promotion consulting expense provided by Xinjiang Xinzhongshuo Marketing Co., Ltd.